Convertible Debt (Details) - USD ($)		3 Months Ended	6 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Jun. 30, 2025	Aug. 01, 2025
Proceeds from promissory notes		$ 150,000	$ 600,000
Fair value of the warrants issued		187,000		$ 187,000
Interest Expense, Operating and Nonoperating		46,418	803,589
Conversion of convertible debt into Series D Preferred stock	$ 810,000		810,000
Gain on extinguishment of debt			7,724
Promissory notes	$ 0	156,167	$ 0	150,000
Debt Instrument, Unamortized Discount		$ 30,833		$ 37,000
Series D Preferred Stock
Preferred Stock, Shares Outstanding	810		810
Principal
Proceeds from promissory notes	$ 600,000
Fair value of the warrants issued	802,589		$ 802,589
Gain on extinguishment of debt	210,000
Debt Instrument, Unamortized Discount	600,000		$ 600,000
Interest
Interest Expense, Operating and Nonoperating	$ 802,859